COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Estimated Future Minimum Lease Payments

Estimated future minimum lease payments, utilizing current exchange rates at December 31, 2017, over the estimated lease terms are summarized below:

Years Ending December 31,
2018	$20,226
2019	19,053
2020	18,445
2021	17,744
2022	15,164
Thereafter	73,477

Total	$164,109

Other Commitments

The aggregate amounts of the aforementioned obligations to Huawei outstanding as of December 31, 2017, based on the exchange rate at that date, are as follows:

Years ending December 31,
2018	$10,802
2019	10,802
2020	5,754

Total	$27,358

Schedule of Minimum Purchase Commitments

As of December 31, 2017, the minimum purchase commitment with Telecel was $27.9 million, as follows:

Years ending December 31,
2018	$7,370
2019	1,577
2020	1,577
2021	1,577
2022	1,577
Thereafter	14,193

Total	$27,871

As of December 31, 2017, the minimum purchase commitment with Claro was $7.1 million, as follows:

Years ending December 31,
2018	$2,343
2019	533
2020	533
2021	533
2022	533
Thereafter	2,666

Total	$7,141